Quarterly Report
November 30, 2019
MFS®  Blended Research®
Emerging Markets Equity Fund

Portfolio of Investments
11/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.7%
Airlines – 1.0%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	14,694	$97,582
Malaysia Airports Holdings Berhad	76,900	152,824
		$250,406
Alcoholic Beverages – 2.0%
Ambev S.A.	23,200	$98,799
China Resources Beer Holdings Co. Ltd.	12,000	62,851
Kweichow Moutai Co. Ltd., “A”	1,000	160,677
Thai Beverage PLC	282,800	184,026
		$506,353
Apparel Manufacturers – 2.0%
ANTA Sports Products Ltd.	15,000	$141,031
Feng Tay Enterprises Co. Ltd.	20,600	128,959
Li Ning Co. Ltd.	33,000	105,812
Pou Chen Corp.	103,000	134,192
		$509,994
Automotive – 2.1%
Hyundai Motor Co. Ltd.	1,450	$148,542
Kia Motors Corp.	9,222	337,680
Zhongsheng Group Holdings Ltd.	16,000	56,719
		$542,941
Biotechnology – 0.3%
Sino Biopharmaceutical	58,000	$74,833
Brokerage & Asset Managers – 0.3%
Bolsa Mexicana de Valores S.A. de C.V.	35,900	$78,081
Business Services – 2.3%
Infosys Ltd.	42,033	$408,011
Tata Consultancy Services Ltd.	4,007	114,687
WNS (Holdings) Ltd., ADR (a)	1,080	68,170
		$590,868
Computer Software - Systems – 1.6%
Hon Hai Precision Industry Co. Ltd.	142,000	$411,891
Conglomerates – 0.3%
CITIC Pacific Ltd.	70,000	$87,634
Construction – 2.3%
Anhui Conch Cement Co. Ltd.	30,000	$191,810
Asia Cement Corp.	34,000	50,648
China Resources Cement Holdings Ltd.	194,000	232,214
Taiwan Cement Corp.	80,486	109,212
		$583,884
Consumer Products – 0.4%
Colgate-Palmolive (India) Ltd.	4,962	$101,969

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 0.9%
China Maple Leaf Educational Systems	150,000	$52,312
Localiza Rent a Car S.A.	15,400	163,647
		$215,959
Electrical Equipment – 0.4%
Advantech Co. Ltd.	10,000	$98,163
Electronics – 11.3%
E Ink Holdings, Inc.	83,000	$87,868
Samsung Electronics Co. Ltd.	28,465	1,212,200
SK Hynix, Inc.	1,788	122,465
Taiwan Semiconductor Manufacturing Co. Ltd.	144,000	1,439,504
		$2,862,037
Energy - Independent – 1.9%
CNOOC Ltd.	150,000	$217,679
Hindustan Petroleum Corp. Ltd.	33,856	133,371
Oil & Natural Gas Corp. Ltd.	76,897	141,226
		$492,276
Energy - Integrated – 3.8%
China Petroleum & Chemical Corp.	662,000	$371,252
LUKOIL PJSC, ADR	5,088	485,192
PetroChina Co. Ltd.	252,000	116,213
		$972,657
Engineering - Construction – 0.3%
China Communications Construction Co. Ltd.	94,000	$73,129
Food & Beverages – 2.2%
AVI Ltd.	33,101	$196,081
Fomento Economico Mexicano S.A.B. de C.V., ADR	1,283	116,663
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	18,100	74,935
JBS S.A.	24,054	161,628
		$549,307
Food & Drug Stores – 0.5%
Raia Drogasil S.A.	1,937	$51,637
X5 Retail Group N.V., GDR	2,316	76,891
		$128,528
Gaming & Lodging – 1.0%
Genting Berhad	180,500	$251,961
General Merchandise – 1.6%
Bim Birlesik Magazalar A.S.	5,417	$43,345
Lojas Renner S.A.	28,810	352,096
		$395,441
Health Maintenance Organizations – 0.7%
Qualicorp S.A.	19,400	$168,437
Insurance – 3.3%
AIA Group Ltd.	13,800	$138,211
BB Seguridade Participacoes S.A.	6,200	50,393
China Pacific Insurance Co. Ltd.	90,600	320,593
Samsung Fire & Marine Insurance Co. Ltd.	1,598	314,553
		$823,750

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 10.6%
Alibaba Group Holding Ltd., ADR (a)	6,156	$1,231,200
NetEase.com, Inc., ADR	428	134,957
Tencent Holdings Ltd.	30,900	1,309,728
		$2,675,885
Machinery & Tools – 3.1%
Doosan Bobcat, Inc.	9,824	$260,332
PT United Tractors Tbk	32,800	48,659
Sany Heavy Industry Co. Ltd., “A”	27,900	57,495
Sinotruk Hong Kong Ltd.	80,000	135,104
Weichai Power Co. Ltd., “H”	120,000	205,109
Zhengzhou Yutong Bus Co. Ltd., “A”	42,790	85,440
		$792,139
Major Banks – 7.5%
ABSA Group Ltd.	30,715	$308,575
Bank of China Ltd.	453,000	181,708
China Construction Bank	826,000	657,377
FirstRand Ltd.	22,096	94,395
Gentera S.A.B. de C.V.	51,981	49,683
Industrial & Commercial Bank of China, “H”	661,000	471,175
Nedbank Group Ltd.	9,890	147,763
		$1,910,676
Metals & Mining – 3.0%
Kumba Iron Ore Ltd.	4,421	$113,369
MMC Norilsk Nickel PJSC, ADR	8,667	227,509
POSCO	1,229	239,838
Tata Steel Ltd.	22,242	132,545
Vedanta Ltd.	25,253	50,902
		$764,163
Natural Gas - Pipeline – 0.4%
Petronet LNG Ltd.	26,019	$98,472
Network & Telecom – 0.2%
VTech Holdings Ltd.	6,200	$58,570
Oil Services – 0.7%
Star Petroleum Refining PLC, “A”	512,200	$168,657
Other Banks & Diversified Financials – 10.8%
Abu Dhabi Commercial Bank	75,684	$155,565
Banco de Oro Unibank, Inc.	45,460	135,803
Banco Macro S.A., ADR	2,101	54,311
Bancolombia S.A., ADR	2,485	119,951
Bank Rakyat Indonesia	1,116,900	323,865
Credicorp Ltd.	1,220	257,652
E.Sun Financial Holding Co. Ltd.	91,000	80,679
Grupo Financiero Inbursa S.A. de C.V.	49,522	58,779
Hacı Ömer Sabancı Holding A.S.	64,689	102,400
Hana Financial Group, Inc.	4,703	142,346
HDFC Bank Ltd., ADR	1,706	105,345
Industrial Bank of Korea	8,707	86,617
KB Financial Group, Inc.	5,510	214,821
Komercni Banka A.S.	7,001	239,748
REC Ltd.	52,709	101,322
Sberbank of Russia PJSC, ADR	28,899	422,792

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Turkiye Garanti Bankasi A.S. (a)	71,372	$125,394
		$2,727,390
Pharmaceuticals – 2.0%
Ajanta Pharma Ltd.	5,675	$78,863
China Medical System Holdings Ltd.	41,000	58,347
China Resources Pharmaceutical Group Ltd. (n)	43,500	38,009
Dr. Reddy's Laboratories Ltd.	1,396	56,703
Gedeon Richter PLC	7,313	140,103
Kalbe Farma Tbk PT	525,800	56,848
Luye Pharma Group Ltd.	107,030	78,618
		$507,491
Precious Metals & Minerals – 0.4%
Harmony Gold, ADR (a)	35,644	$111,209
Railroad & Shipping – 0.3%
DP World Ltd.	5,297	$66,424
Real Estate – 3.4%
Aldar Properties PJSC	256,817	$151,721
Atrium European Real Estate Ltd.	16,405	64,341
BR Malls Participacoes S.A.	18,200	66,857
Concentradora Fibra Danhos S.A. de C.V., REIT	28,894	42,452
Country Garden Holdings Co. Ltd.	97,000	135,066
Fibra Uno Administracion S.A. de C.V., REIT	32,370	49,446
Logan Property Holdings Co. Ltd.	30,000	43,919
Longfor Properties Co. Ltd.	74,000	302,974
		$856,776
Restaurants – 0.9%
Yum China Holdings, Inc.	4,923	$219,172
Specialty Chemicals – 1.7%
Asian Paints Ltd.	8,023	$190,813
PTT Global Chemical PLC	137,800	245,115
		$435,928
Specialty Stores – 1.3%
JD.com, Inc., ADR (a)	1,649	$53,840
Vipshop Holdings Ltd., ADR (a)	20,580	263,012
		$316,852
Telecommunications - Wireless – 1.8%
Advanced Info Service Public Co. Ltd.	32,900	$230,820
Etihad Etisalat Co. (a)	16,425	98,462
MTN Group Ltd.	8,662	54,585
PLDT, Inc.	3,240	68,543
		$452,410
Telephone Services – 3.1%
China Telecom Corp. Ltd.	254,000	$96,044
Hellenic Telecommunications Organization S.A.	23,398	351,606
KT Corp., ADR	8,028	90,315
Naspers Ltd.	367	52,451
PT XL Axiata Tbk (a)	346,600	82,073
Telekomunikacja Polska S.A. (a)	53,608	87,460

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – continued
Telkom S.A. Ltd.	11,735	$37,540
		$797,489
Tobacco – 0.2%
ITC Ltd.	14,663	$50,364
Utilities - Electric Power – 1.8%
Engie Brasil Energia S.A.	27,700	$305,657
NTPC Ltd.	95,823	155,414
		$461,071
Total Common Stocks		$24,241,637
Preferred Stocks – 3.3%
Electronics – 0.7%
Samsung Electronics Co. Ltd.	4,897	$169,362
Food & Drug Stores – 0.7%
Cia Brasileira de Distribuicao	9,700	$183,450
Major Banks – 1.4%
Banco Bradesco S.A.	45,976	$361,972
Utilities - Electric Power – 0.5%
Centrais Eletricas Brasileiras S.A.	3,400	$28,822
Companhia Energetica de Minas Gerais	16,000	49,263
Companhia Paranaense de Energia	3,700	55,214
		$133,299
Total Preferred Stocks		$848,083
	Strike Price	First Exercise
Rights – 0.0%
Utilities - Electric Power – 0.0%
Centrais Eletricas Brasileiras S.A. (1 share for 1 right) (a)	BRL 37.50	11/18/19	614	$9

Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 1.73% (v)	218,310	$218,331

Other Assets, Less Liabilities – 0.1%		36,583
Net Assets – 100.0%		$25,344,643
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $218,331 and $25,089,729, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $38,009, representing 0.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$8,097,988	$—	$—	$8,097,988
South Korea	3,339,071	—	—	3,339,071
Taiwan	2,541,116	—	—	2,541,116
Brazil	2,097,881	—	—	2,097,881
India	1,988,177	—	—	1,988,177
Russia	1,212,384	—	—	1,212,384
South Africa	1,115,968	—	—	1,115,968
Thailand	230,820	597,798	—	828,618
Indonesia	511,445	—	—	511,445
Other Countries	3,117,333	239,748	—	3,357,081
Mutual Funds	218,331	—	—	218,331
Total	$24,470,514	$837,546	$—	$25,308,060
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$418,199	$4,598,985	$4,798,464	$(355)	$(34)	$218,331
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,749	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2019, are as follows:
China	32.1%
South Korea	13.2%
Taiwan	10.1%
Brazil	8.3%
India	7.9%
Russia	4.8%
South Africa	4.4%
Thailand	3.3%
Indonesia	2.0%
Other Countries	13.9%